FINANCIAL INCOME, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income:
Interest income	$ 1,326	[1]	$ 1,842	[1]	$ 2,373	[1]
Foreign currency translation adjustments, net			207		39
Realized gain related to sale of marketable securities	79		13		35
Total income	1,405		2,062		2,447
Expenses:
Interest and bank charges	(24)		(14)		(15)
Foreign currency translation adjustments, net	(12)
Total expenses	(36)		(14)		(15)
Financial income, net	$ 1,369		$ 2,048		$ 2,432

[1]	Including amortization of premium and accretion of discount, on available-for-sale marketable securities, net.